Product Name:                                   Aetos Capital Prime Portfolio                                                                                                                            As of
June 30, 2009

Product Description:                The Aetos Capital Prime Portfolio is a tactically allocated portfolio comprised of allocations to Aetos Capital’s 1940 Act SEC-registered Hedge
Funds of Funds, designed to provide U.S. and Offshore investors a consistent absolute return with lower volatility versus traditional markets.  This
Portfolio incorporates a fundamentally based investment process with a disciplined approach to strategy allocation, manager selection and portfolio monitoring where risk management is integrated in every step.

As of July 1, 2009:

-

-

-

-21.95%

-0.02

15.55%

2.05%

-2.24%

-8.21%

-26.22%

S&P 500 DRI
Index

-

-

-

0.18

Beta: MSCI World Index

-

-

-21.77%

0.11

16.76%

4.17%

0.04%

-8.01%

-29.49%

MSCI  World
Index

-2.44%

-

-8.22%

Largest Calendar Qtr. Drawdown

0.60

-

0.44

Sharpe Ratio

From Inception through 6/30/09:

-

-

0.17

Beta:  S&P 500 DRI Index

-

-

0.07

Beta: Barclays Capital Aggregate Index

3.96%

0.46%

4.57%

Annualized Standard Deviation

4.77%

2.41%

4.41%

Average Annualized Return

5.02%

2.90%

3.15%

5 Year Annualized Return

6.06%

0.54%

-11.48%

1 Year Annualized Return

6.43%

2.74%

0.25%

3 Year Annualized Return

Barclays Capital
Aggregate Index

90-Day Treasury
Bills

Aetos Capital Prime
Portfolio

Investment Returns:

As of 6/30/09:

Chief Investment Officer:

Anne Casscells - Menlo Park, CA

                                             For More Information Please Contact:  Andrea Bollyky      (212) 201-2518    abollyky@aetoscapital.com

                                                                                       Brad Rudner            (212) 201-2532    brudner@aetoscapital.com

Aetos Capital Hedge Fund of Fund Allocation

Strategy Allocation1

Annualized Standard Deviation2 : 4.57%

Average Annualized Return2: 4.41%

Historical Strategy Allocation

Aetos Capital Distressed Investment
Strategies

Fund: 20%

Aetos Capital

Opportunities

Fund: 10%

Aetos Capital

Multi-Strategy

Arbitrage Fund: 20%

Aetos Capital Long/Short Strategies
Fund: 50%

Convertible Arbitrage: 4%

Capital Structure Arbitrage: 1%

Short-biased Credit: 1%

Hedged-Equity/

Market Neutral: 41%

Activist: 1%

Short-biased Equity: 4%

Relative Value: 5%

Directional Equity: 8%

Distressed Multi-Strategy: 4%

Distressed Liquid: 10%

Distressed Core: 6%

Fixed Income Arbitrage: 5%

Special Situations: 1%

Merger / Event-Driven Arbitrage: 7%

Real Asset Equity: 2%

Number of Managers = 40             Median Position Size = 2.2%

Number of Strategies = 15             Average Position Size = 2.3%

Top 20 Holdings = 76.2%               Maximum Position Size = 6.4%

Aetos Capital Balanced Portfolio
Aetos Capital Growth Portfolio
Aetos Capital Prime Portfolio
Aetos Capital Long/Short Portfolio

Single-Strategy Funds
- SEC-registered 1940 Act Funds
- Offshore Funds available

Opportunities Fund
- SEC-registered 1940 Act Fund
- Offshore Fund available

Multi-Strategy Portfolios
- Tactical allocations to strategy-specific Funds
- Managed to specific return and volatility targets
- Custom allocations available to target client directed return and volatility goals

Separate Accounts
- Direct investments with underlying managers

Portable Alpha Utilizing Fund of Hedge Funds
- Portable Alpha Special Purpose Vehicle – Unitized Vehicles
- Customized Alpha & Beta Overlay Programs

1  Allocations are subject to change over time.

2   Performance figures shown for the period of September 1, 2002 through June 30, 2009 are of the Aetos Capital Prime Portfolio and are net of an investment advisory fee of 0.75% of assets annually and 10% of profits above the three month Treasury bill return, respectively.  For performance fee calculation purposes, it is assumed that an investor redeems each December 31 and invests each January 1. Aetos Capital formalized the Aetos Capital Prime Portfolio in April 2007.  The performance figures shown for periods prior to April 2007 are those of the Aetos Capital Funds comprising the Aetos Capital Prime Portfolio, weighted according to the allocations on April 1, 2007.  For periods prior to the inception of the Aetos Capital Opportunities Fund in August 2005, the weightings to the three Aetos Capital Funds then in existence are increased pro rata.  During the period from September 2002 through April 2007, it is likely that the Aetos Capital Prime Portfolio allocations to the Aetos Capital Funds would have differed from the allocations today, and the performance shown is not necessarily representative of the performance that would have been achieved had the Aetos Capital Prime Portfolio been in existence during the entire period. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser.
Returns would have been lower without such waivers and reimbursements.

Absolute return investing involves substantial risks, including the risk of loss of invested capital.  Absolute return investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage, in a wide range of financial instruments and markets.  These investments entail a wide variety of risks, which remain substantial notwithstanding the risk management practices we employ in selecting and monitoring funds we invest in. (Profile B)

Prospective investors should consider the investment objectives, risks, and the charges and expenses discussed above carefully before investing.  The prospectus contains this and other information; a free copy of the prospectus may be obtained by calling 212-201-2540.  Please read the prospectus carefully before investing.

Aetos Capital, LP  875 Third Avenue  New York, NY 10022  (212) 201-2500

Aetos Alternatives Management, LLC  2180 Sand Hill Road  Menlo Park, CA 94025  (650) 234-1860

                                                                    Aetos Capital Prime Portfolio                                                                                                                                  As of
June 30, 2009

SEI Private Trust Company, Inc.

Administrator

PricewaterhouseCoopers, LLC

Auditor

Quarterly / 90 Days

Redemption Frequency / Notice Period

$1 million

Minimum Investment

1 Year (2 Years for Aetos Capital Opportunities Fund)

Lock-Up Period

Monthly / 30 Days

Contribution Frequency / Notice Period

Yes

High Water Mark

3 Month T-bills

Hurdle Rate

10% of profits

Incentive Fee

0.75%

Management Fee

Aetos Capital: Portfolios and Products

Gross Exposure

Long

Net Exposure

Short

Fees & Terms

-13.79%

-0.72%

-1.60%

-3.73%

-7.01%

-0.37%

-0.93%

-0.15%

1.93%

0.69%

-1.53%

1.35%

-2.35%

2008

2.55%

-

-

-

-

-

-

0.73%

2.70%

-0.83%

-0.33%

-0.28%

0.56%

2009

8.48%

0.59%

-0.08%

1.62%

1.08%

-1.40%

-0.61%

0.42%

1.70%

1.53%

1.11%

0.52%

1.73%

2007

9.56%

1.13%

1.51%

1.01%

0.22%

0.71%

0.37%

0.17%

-0.55%

0.96%

1.29%

0.36%

2.02%

2006

6.96%

1.38%

0.70%

-0.81%

0.77%

0.67%

1.22%

0.83%

0.80%

-0.49%

0.30%

1.28%

0.14%

2005

6.16%

1.04%

1.59%

0.71%

0.68%

0.02%

-0.16%

0.38%

-0.08%

-0.66%

-0.10%

0.74%

1.87%

2004

11.23%

1.11%

1.13%

1.44%

0.62%

0.81%

0.39%

1.32%

1.72%

1.70%

0.23%

0.00%

0.23%

2003

1.22%

0.96%

0.54%

0.36%

-0.65%

-

-

-

-

-

-

-

-

2002

YTD

Dec

Nov

Oct

Sept

Aug

Jul

Jun

May

Apr

Mar

Feb

Jan

Investment Performance2 (US$)

Historical Exposures